Document And Entity Information	Oct. 28, 2026
Statement of Financial Position [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 28, 2026
Entity Registrant Name	GARMIN LTD.
Entity Central Index Key	0001121788
Entity Emerging Growth Company	false
Entity File Number	001-41118
Entity Incorporation, State or Country Code	V8
Entity Tax Identification Number	98-0229227
Entity Address, Address Line One	Mühlentalstrasse 36/38
Entity Address, City or Town	Schaffhausen
Entity Address, Country	CH
Entity Address, Postal Zip Code	8200
City Area Code	+41 52
Local Phone Number	630 1600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Registered Shares, $0.10 Per Share Par Value
Trading Symbol	GRMN
Security Exchange Name	NYSE